Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Blue Chip 35 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BLUE CHIP 35 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blue Chip 35 Index Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by approximating the total return of the Bridgeway Ultra-Large 35 Index (the "Index"), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. The Adviser selects stocks for the Index using a statistically driven approach. As of September 30, 2016, more than 99% of the Fund's net assets were invested this way.

The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition and weighting. The long-term objective of this roughly equally weighted Index is to hold 35 "blue-chip" companies, excluding any tobacco companies and ensuring reasonable industry diversification.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

This "roughly equally weighted" Index contrasts with most other "market-cap weighted" indexes, which give more weight to the stocks that have appreciated the most in price. Therefore, the Index is a more "value-oriented" index structure. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund's expenses and transaction costs.

		The Fund may purchase stock market index futures in order to equitize cash.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

There is risk that the Fund's total return may be lower than the total return of the Index that the Fund seeks to approximate.

The Fund's use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of derivative instruments, such as futures, could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

		The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Blue Chip 35 Index Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/16 through 9/30/16 was 8.90%.

	Quarter	Total Return
Best Quarter:	Q2 09	15.75%
Worst Quarter:	Q4 08	-19.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a potential tax benefit of realizing a capital loss upon the sale of Fund shares.
Blue Chip 35 Index Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
2006	rr_AnnualReturn2006	15.42%
2007	rr_AnnualReturn2007	6.07%
2008	rr_AnnualReturn2008	(33.30%)
2009	rr_AnnualReturn2009	26.61%
2010	rr_AnnualReturn2010	10.60%
2011	rr_AnnualReturn2011	3.17%
2012	rr_AnnualReturn2012	15.20%
2013	rr_AnnualReturn2013	31.67%
2014	rr_AnnualReturn2014	11.51%
2015	rr_AnnualReturn2015	2.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/16 through 9/30/16
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.01%)
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Blue Chip 35 Index Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.75%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.94%	[2]
Blue Chip 35 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.81%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.94%	[2]
Blue Chip 35 Index Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%

[1]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Acquired Fund Fees and Expenses are not included in the 0.15% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a potential tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.